Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Member	Dec. 31, 2019 GBP (£)	Dec. 31, 2017	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Liability of reference scheme test	£ 67	£ 33
Gross assets of defined contribution section	£ 545	£ 512
Expected rate of increase in salaries	3.40%
Percentage of long-term rate improvement on CMI model	1.50%
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years
US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	8 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate	2.20%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Number of members under plan | Member	26,500
Inflation rate	2.90%	3.00%		3.30%
Expected rate of increase in salaries	3.40%	3.50%		3.80%
Allocated percentage of fund to matching assets	95.00%
Allocated percentage of fund to return seeking assets	5.00%
Expected contributions in 2021	£ 2
UK Group plan [member] | RPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate	2.90%
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies		95.00%	95.00%
GMP Equalization [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Past service cost recognized	£ 1